Significant Accounting Policies and Practices (Details) - Schedule of amortization over the next five years - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Amortization Over The Next Five Years Abstract
2023	$ 415,215	$ 407,848
2024	443,236	347,936
2025	280,223	231,624
2026	260,935	219,749
2027	239,934
Thereafter	739,762	732,024
Total	2,379,305
Intangible assets not subject to amortization	157,294
Total Intangible Assets	$ 2,536,599	$ 2,432,841